Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
C000148680
Account Value [Line Items]
Accumulated Value	$ 11,812	$ 11,795	$ 11,766	$ 11,712	$ 11,661	$ 11,608	$ 11,557	$ 11,559	$ 11,548	$ 11,496	$ 11,446	$ 11,446	$ 11,405	$ 11,405	$ 11,367	$ 11,310	$ 11,266	$ 11,220	$ 11,180	$ 11,154	$ 11,127	$ 11,097	$ 11,074	$ 11,022	$ 10,935	$ 10,900	$ 10,895	$ 10,870	$ 10,836	$ 10,781	$ 10,759	$ 10,750	$ 10,697	$ 10,699	$ 10,653	$ 10,639	$ 10,583	$ 10,570	$ 10,584	$ 10,599	$ 10,575	$ 10,570	$ 10,543	$ 10,565	$ 10,595	$ 10,600	$ 10,636	$ 10,637	$ 10,637	$ 10,642	$ 10,649	$ 10,651	$ 10,644	$ 10,645	$ 10,645	$ 10,642	$ 10,636	$ 10,638	$ 10,630	$ 10,625	$ 10,617	$ 10,619	$ 10,606	$ 10,598	$ 10,574	$ 10,547	$ 10,498	$ 10,480	$ 10,553	$ 10,534	$ 10,513	$ 10,495	$ 10,482	$ 10,462	$ 10,468	$ 10,453	$ 10,425	$ 10,406	$ 10,378	$ 10,365	$ 10,346	$ 10,327	$ 10,304	$ 10,282	$ 10,260	$ 10,249	$ 10,250	$ 10,243	$ 10,219	$ 10,197	$ 10,173	$ 10,173	$ 10,170	$ 10,160	$ 10,144	$ 10,134	$ 10,163	$ 10,161	$ 10,166	$ 10,143	$ 10,124	$ 10,128	$ 10,112	$ 10,100	$ 10,096	$ 10,070	$ 10,046	$ 10,038	$ 10,069	$ 10,062	$ 10,077	$ 10,076	$ 10,062	$ 10,043	$ 10,038	$ 10,028	$ 10,035	$ 10,013	$ 9,987	$ 9,985
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	12,707	12,551	12,267	12,161	12,186	12,111	12,103	12,201	12,411	12,290	12,228	12,409	12,198	12,379	12,258	12,162	12,052	11,870	11,905	12,054	12,055	12,039	12,101	11,826	11,120	11,216	11,554	11,723	11,677	11,561	11,662	11,689	11,435	11,700	11,373	11,340	10,834	10,924	11,361	11,615	11,316	11,505	11,336	11,659	12,049	12,093	12,433	12,413	12,308	12,344	12,434	12,480	12,377	12,343	12,306	12,204	12,129	12,325	12,247	12,173	11,992	12,028	12,025	12,082	11,882	11,785	11,422	11,567	12,002	11,849	11,640	11,605	11,576	11,555	11,649	11,468	11,376	11,334	11,180	11,138	10,965	10,906	10,825	10,697	10,579	10,645	10,714	10,687	10,661	10,652	10,531	10,569	10,530	10,562	10,688	10,577	10,634	10,608	10,662	10,582	10,497	10,535	10,370	10,295	10,273	10,202	10,135	10,018	10,406	10,516	10,569	10,555	10,548	10,383	10,355	10,279	10,247	10,231	10,110	10,040
Bloomberg Municipal Bond: 1 Year (1-2) Index
Account Value [Line Items]
Accumulated Value	$ 11,612	$ 11,614	$ 11,605	$ 11,558	$ 11,499	$ 11,440	$ 11,386	$ 11,406	$ 11,394	$ 11,346	$ 11,287	$ 11,290	$ 11,245	$ 11,274	$ 11,238	$ 11,165	$ 11,092	$ 11,030	$ 11,003	$ 10,989	$ 10,979	$ 10,958	$ 10,951	$ 10,900	$ 10,785	$ 10,754	$ 10,798	$ 10,787	$ 10,763	$ 10,712	$ 10,724	$ 10,755	$ 10,641	$ 10,732	$ 10,643	$ 10,648	$ 10,526	$ 10,511	$ 10,602	$ 10,687	$ 10,630	$ 10,626	$ 10,544	$ 10,587	$ 10,676	$ 10,690	$ 10,761	$ 10,762	$ 10,759	$ 10,761	$ 10,772	$ 10,775	$ 10,761	$ 10,762	$ 10,757	$ 10,750	$ 10,742	$ 10,746	$ 10,728	$ 10,718	$ 10,705	$ 10,714	$ 10,706	$ 10,704	$ 10,677	$ 10,677	$ 10,573	$ 10,548	$ 10,601	$ 10,580	$ 10,542	$ 10,527	$ 10,508	$ 10,478	$ 10,500	$ 10,485	$ 10,451	$ 10,418	$ 10,380	$ 10,372	$ 10,344	$ 10,320	$ 10,288	$ 10,250	$ 10,218	$ 10,209	$ 10,229	$ 10,232	$ 10,211	$ 10,175	$ 10,142	$ 10,151	$ 10,159	$ 10,141	$ 10,113	$ 10,106	$ 10,152	$ 10,151	$ 10,164	$ 10,141	$ 10,116	$ 10,124	$ 10,106	$ 10,089	$ 10,090	$ 10,057	$ 10,020	$ 10,000	$ 10,044	$ 10,035	$ 10,056	$ 10,071	$ 10,053	$ 10,035	$ 10,030	$ 10,019	$ 10,033	$ 10,017	$ 9,986	$ 9,988